Organization and Business Description (Details) - Schedule of Subsidiaries	12 Months Ended
Dec. 31, 2023
Harden International Limited (“Harden HK”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 20, 2021
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Harwell Technologies Ltd. (“WOFE”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	May 13, 2021
Jurisdiction of Formation	Guangdong Province, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Technical service
Harden Machinery Ltd. (“Harden Machinery”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	May 10, 2010
Jurisdiction of Formation	Guangdong Province, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Manufacture of recycling equipment
Harden Machinery Ltd. (“Harden Machinery”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Sep. 29, 2017
Jurisdiction of Formation	Guangdong Province, PRC
Percentage of direct/indirect Economic Ownership	55.00%
Principal Activities	Manufacture of recycling equipment